Provisions - Total provisions (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions	£ 2,645	£ 1,110	[1]
Customer redress
Disclosure of other provisions [line items]
Provisions	1,629	266
Legal, competition and regulatory matters
Disclosure of other provisions [line items]
Provisions	406	211
Redundancy and restructuring
Disclosure of other provisions [line items]
Provisions	23	46
Undrawn contractually committed facilities and guarantees
Disclosure of other provisions [line items]
Provisions	487	499
Onerous contracts
Disclosure of other provisions [line items]
Provisions	0	2
Sundry provisions
Disclosure of other provisions [line items]
Provisions	£ 100	£ 86

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.